Transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified			12 Months Ended		0 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 CSC Holdings [Member] Acquisition of Bresnan Cable [Member]	Dec. 31, 2009 CSC Holdings [Member] Acquisition of Bresnan Cable [Member]	Dec. 31, 2010 Acquisition of Bresnan Cable [Member]	Dec. 31, 2010 Acquisition of Bresnan Cable [Member]	Dec. 31, 2009 Acquisition of Bresnan Cable [Member]	Dec. 14, 2010 Acquisition of Bresnan Cable [Member]		Dec. 31, 2008 Acquisition of Newsday Holdings LLC [Member]	Jul. 29, 2008 Acquisition of Newsday Holdings LLC [Member]	Dec. 31, 2008 CSC Holdings [Member] Acquisition of Newsday LLC [Member]	Jul. 29, 2008 Acquisition of Newsday LLC [Member]	Oct. 31, 2008 Acquisition of 4Connections LLC [Member]	Dec. 31, 2010 CSC Holdings [Member]	Dec. 31, 2009 CSC Holdings [Member]	Dec. 31, 2010 8% Senior Notes due 2012 Held by Newsday Holdings LLC [Member]	Dec. 31, 2010 Cablevision 7-3/4% Senior Notes due 2018 [Member]	Dec. 31, 2010 Cablevision 8% Senior Notes due 2020 [Member]
Business Acquisition [Line Items]
Transaction costs								$ 8,924			$ 10,717
Equity contribution from Company to finance acquisition of Bresnan Cable.								395,000
Revolving credit facility entered into in connection with the acquisition of Bresnan Cable.								75,000
Term loan facility used to finance acquisition of Bresnan Cable.								765,000
Senior notes 8% due 2018 used to finance acquisition of Bresnan Cable.								250,000
Aggregate principal amount of newly-issued Cablevision 8% senior notes contributed by CSC Holdings											682,000
Stated interest rate on senior notes used to finance acquisition of Bresnan Cable (in hundredths)								8.00%									8.00%	7.75%	8.00%
Fair value of newly-issued Cablevision senior notes											650,000
Number of shares of common stock issued by CSC Holdings to Cablevision in consideration for its contribution of newly-issued Cablevision 8% senior notes (in shares)											1,200,000
Amount borrowed under credit facility	5,756,510	4,718,750									650,000
Cash distributed by Newsday LLC on behalf of Newsday Holdings LLC to Tribune Company											612,000
Cash distributed by Newsday LLC on behalf of Newsday Holdings LLC to Tribune Company for prepaid rent											18,000
Cash used by Newsday LLC for working capital purposes											20,000
Additional funds provided by CSC Holdings to Newsday LLC, through a contribution to Newsday Holdings LLC, to pay certain transaction costs											35,000
Ownership interest acquired in equity (in hundredths)											97.20%		100.00%
Ownership interest acquired by a third party (in hundredths)											2.80%
Minimum amount of indebtedness to be maintained from ninth anniversary of closing through January 1, 2018 under Tax Matters Agreement											320,000
Purchase price of acquired entity														49,631
Purchase price allocation [Abstract]
Accounts receivable								4,755
Accounts receivable, net											46,506
Prepaid expenses and other assets								4,646			9,293
Property and equipment, net								499,804			71,571
Advertiser relationships											41,197
Other amortizable intangibles								1,920			20,898
Customer relationships								211,350
Franchise costs	1,240,228	731,848						508,380							1,240,228	731,848
FCC Licenses								4,232
Trademarks											125,622
Goodwill								167,030			359,612
Accounts payable and other liabilities											(34,058)
Accounts payable and accrued expenses								(32,710)
Deferred revenue								(3,250)
Capital lease obligations											(1,961)
Carryover basis of net assets acquired attributable to residual minority interest											(15,963)
Net assets acquired								1,366,157	[1]		622,717
Estimated useful life [Abstract]
Property and equipment useful life, minimum								2			2
Property and equipment useful life, maximum								26			9
Advertiser relationships useful life, minimum											3
Advertiser relationships useful life, maximum											10
Other amortizable intangibles useful life, minimum								3			5
Other amortizable intangibles useful life, maximum								18			17
Customer relationships useful life								9
Approximate amount of purchase price not yet paid								9,656
Business Acquisition, Period Results Included in Combined Entity					Dec. 14, 2010 through Dec. 31, 2010
Revenues attributable to Bresnan Cable included in current year statement of operations					22,135
Loss from continuing operations attributable to Bresnan Cable included in current year statement of operations					(20,610)
Approximate amount of goodwill recorded in the Bresnan Cable acquisition expected to be deductible for tax purposes								166,700
Pro forma information [Abstract]
Revenues			6,599,504	6,316,061		6,599,504	6,316,061			5,736,763		5,736,763
Income (loss) from continuing operations			416,256	206,009		202,927	100,358			(266,775)		(154,002)
Net income (loss)			570,104	367,476		356,775	261,825			(245,175)		(132,402)
Basic income (loss) per share from continuing operations						$ 0.69	$ 0.34			$ (0.92)
Diluted income (loss) per share from continuing operations						$ 0.67	$ 0.34			$ (0.92)
Basic net income (loss) per share						$ 1.22	$ 0.90			$ (0.84)
Diluted net income (loss) per share						$ 1.18	$ 0.88			$ (0.84)
Debt Conversion [Line Items]
Senior notes held by Newsday Holdings LLC redeemed by Cablevision																	758,968
Notes received by Newsday Holdings LLC from Cablevision																		$ 487,500	$ 266,217
Interest rate (in hundredths)								8.00%									8.00%	7.75%	8.00%

[1]	At December 31, 2010, approximately $9,656 of the purchase price had not been paid and is reflected as a liability on the Company's consolidated balance sheet.